Quarterly Report
November 30, 2020
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street S&P 500 Index Fund	1
Notes to Schedule of Investments (Unaudited)	8
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
COMMUNICATION SERVICES — 10.8%
Activision Blizzard, Inc.	37,400	$2,972,552
Alphabet, Inc. Class A (a)	14,723	25,830,031
Alphabet, Inc. Class C (a)	14,445	25,433,889
AT&T, Inc.	352,000	10,120,000
Cars.com, Inc. (a)	1	11
CenturyLink, Inc.	52,487	548,489
Charter Communications, Inc. Class A (a)	7,300	4,759,527
Comcast Corp. Class A	225,230	11,315,555
Discovery, Inc. Class A (a)(b)	9,497	255,564
Discovery, Inc. Class C (a)	15,360	368,947
DISH Network Corp. Class A (a)	12,717	456,159
Electronic Arts, Inc. (a)	14,621	1,867,833
Facebook, Inc. Class A (a)	118,207	32,739,793
Fox Corp. Class A	16,903	487,483
Fox Corp. Class B (a)	5,600	158,928
Interpublic Group of Cos., Inc.	15,528	345,964
Live Nation Entertainment, Inc. (a)	6,000	393,900
Netflix, Inc. (a)	21,796	10,695,297
News Corp. Class A	18,814	332,067
News Corp. Class B	7,500	133,575
Omnicom Group, Inc.	10,650	670,950
Take-Two Interactive Software, Inc. (a)	5,900	1,065,009
T-Mobile US, Inc. (a)	28,350	3,768,849
Twitter, Inc. (a)	39,600	1,841,796
Verizon Communications, Inc.	202,151	12,211,942
ViacomCBS, Inc. Class B (b)	27,031	953,654
Walt Disney Co.	88,238	13,060,106
		162,787,870
CONSUMER DISCRETIONARY — 11.2%
Advance Auto Parts, Inc.	3,300	487,410
Amazon.com, Inc. (a)	20,902	66,218,372
Aptiv PLC	13,481	1,600,195
AutoZone, Inc. (a)	1,188	1,351,528
Best Buy Co., Inc.	11,413	1,241,734
Booking Holdings, Inc. (a)	2,008	4,073,128
BorgWarner, Inc.	12,323	478,749
CarMax, Inc. (a)	8,197	766,256
Carnival Corp.	24,649	492,487
Chipotle Mexican Grill, Inc. (a)	1,314	1,694,311
D.R. Horton, Inc.	15,579	1,160,635
Darden Restaurants, Inc.	6,717	725,302
Dollar General Corp.	12,087	2,641,976
Dollar Tree, Inc. (a)	11,982	1,308,914
Domino's Pizza, Inc.	2,000	785,140
Security Description	Shares	Value
eBay, Inc.	33,358	$1,682,244
Etsy, Inc. (a)	6,000	964,200
Expedia Group, Inc.	6,775	843,420
Ford Motor Co.	196,960	1,788,397
Gap, Inc.	10,064	210,941
Garmin, Ltd.	7,460	871,030
General Motors Co.	63,677	2,791,600
Genuine Parts Co.	7,220	710,231
Hanesbrands, Inc.	16,800	238,560
Hasbro, Inc.	6,328	588,694
Hilton Worldwide Holdings, Inc.	14,000	1,450,820
Home Depot, Inc.	52,810	14,650,022
L Brands, Inc.	10,346	401,528
Las Vegas Sands Corp.	14,800	824,508
Leggett & Platt, Inc.	6,444	277,736
Lennar Corp. Class A	13,825	1,048,764
LKQ Corp. (a)	11,800	415,596
Lowe's Cos., Inc.	37,512	5,845,120
Marriott International, Inc. Class A	13,552	1,719,342
McDonald's Corp.	36,315	7,896,334
MGM Resorts International	17,500	494,375
Mohawk Industries, Inc. (a)	2,969	373,589
Newell Brands, Inc.	19,750	419,885
NIKE, Inc. Class B	60,802	8,190,029
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	295,023
NVR, Inc. (a)	170	679,521
O'Reilly Automotive, Inc. (a)	3,720	1,645,877
Pool Corp.	2,000	692,220
PulteGroup, Inc.	13,443	586,518
PVH Corp.	3,351	266,371
Ralph Lauren Corp.	2,236	191,737
Ross Stores, Inc.	17,944	1,929,339
Royal Caribbean Cruises, Ltd.	8,500	669,885
Starbucks Corp.	57,692	5,654,970
Tapestry, Inc.	13,100	370,992
Target Corp.	24,444	4,388,431
Tiffany & Co.	5,781	760,086
TJX Cos., Inc.	58,150	3,693,106
Tractor Supply Co.	5,774	813,037
Ulta Beauty, Inc. (a)	2,900	798,660
Under Armour, Inc. Class A (a)	3,676	60,911
Under Armour, Inc. Class C (a)	14,478	210,655
VF Corp.	16,028	1,336,735
Whirlpool Corp.	2,759	536,929
Wynn Resorts, Ltd.	4,559	458,180
Yum! Brands, Inc.	15,190	1,607,102
		167,369,387
CONSUMER STAPLES — 6.7%
Altria Group, Inc.	90,670	3,611,386

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Security Description	Shares	Value
Archer-Daniels-Midland Co.	27,992	$1,393,162
British American Tobacco PLC ADR	1	35
Brown-Forman Corp. Class B	9,127	736,184
Campbell Soup Co.	8,783	439,326
Church & Dwight Co., Inc.	12,400	1,088,348
Clorox Co.	5,979	1,213,498
Coca-Cola Co.	190,922	9,851,575
Colgate-Palmolive Co.	41,779	3,577,954
Conagra Brands, Inc.	24,451	893,929
Constellation Brands, Inc. Class A	8,476	1,744,700
Costco Wholesale Corp.	21,534	8,436,375
Estee Lauder Cos., Inc. Class A	11,363	2,787,571
General Mills, Inc.	30,622	1,862,430
Hershey Co.	7,015	1,037,448
Hormel Foods Corp.	13,998	660,426
J.M. Smucker Co.	5,955	697,926
Kellogg Co.	11,607	741,803
Kimberly-Clark Corp.	17,273	2,406,302
Kraft Heinz Co.	31,351	1,032,702
Kroger Co.	39,710	1,310,430
Lamb Weston Holdings, Inc.	7,800	564,564
McCormick & Co., Inc.	6,261	1,170,682
Molson Coors Beverage Co. Class B	9,209	423,614
Mondelez International, Inc. Class A	69,794	4,009,665
Monster Beverage Corp. (a)	18,887	1,601,240
PepsiCo, Inc.	68,438	9,870,813
Philip Morris International, Inc.	77,387	5,862,065
Procter & Gamble Co.	122,213	16,971,719
Sysco Corp.	25,635	1,827,519
Tyson Foods, Inc. Class A	15,091	983,933
Walmart, Inc.	67,899	10,374,288
Walgreens Boots Alliance, Inc.	37,113	1,410,665
		100,594,277
ENERGY — 2.3%
Apache Corp.	18,270	235,500
Baker Hughes Co.	32,394	606,416
Cabot Oil & Gas Corp.	20,922	366,553
ChampionX Corp. (a)	1	12
Chevron Corp.	92,798	8,090,130
Concho Resources, Inc.	9,400	540,312
ConocoPhillips	54,203	2,144,271
Devon Energy Corp.	12,250	171,378
Diamondback Energy, Inc.	9,700	387,612
EOG Resources, Inc.	29,363	1,376,537
Exxon Mobil Corp.	206,272	7,865,151
Halliburton Co.	39,467	654,758
Hess Corp.	13,744	648,442
HollyFrontier Corp.	7,000	163,730
Kinder Morgan, Inc.	98,076	1,410,333
Security Description	Shares	Value
Marathon Oil Corp.	41,589	$246,207
Marathon Petroleum Corp.	32,684	1,270,754
National Oilwell Varco, Inc.	24,341	298,421
Occidental Petroleum Corp.	44,737	705,055
ONEOK, Inc.	19,804	710,369
Phillips 66	21,992	1,332,275
Pioneer Natural Resources Co.	8,224	827,170
Schlumberger, Ltd.	64,293	1,336,651
TechnipFMC PLC	24,509	203,670
Valero Energy Corp.	20,486	1,101,532
Williams Cos., Inc.	61,110	1,282,088
		33,975,327
FINANCIALS — 10.2%
Aflac, Inc.	33,474	1,470,513
Allstate Corp.	15,867	1,623,987
American Express Co.	32,152	3,812,906
American International Group, Inc.	43,432	1,669,526
Ameriprise Financial, Inc.	6,163	1,141,634
Aon PLC Class A	8,847	1,812,662
Arthur J Gallagher & Co.	9,500	1,096,395
Assurant, Inc.	3,046	393,300
Bank of America Corp.	372,066	10,477,379
Bank of New York Mellon Corp.	40,691	1,591,832
Berkshire Hathaway, Inc. Class B (a)	97,319	22,277,292
BlackRock, Inc.	6,918	4,831,185
Capital One Financial Corp.	21,968	1,881,340
Cboe Global Markets, Inc.	4,700	429,204
Charles Schwab Corp.	71,189	3,472,599
Chubb, Ltd.	21,741	3,213,972
Cincinnati Financial Corp.	7,405	565,372
Citigroup, Inc.	102,493	5,644,290
Citizens Financial Group, Inc.	18,900	617,274
CME Group, Inc.	17,192	3,009,116
Comerica, Inc.	6,717	330,476
Discover Financial Services	14,077	1,072,245
Everest Re Group, Ltd.	2,100	477,393
Fifth Third Bancorp	35,554	900,938
First Republic Bank	8,000	1,036,480
Franklin Resources, Inc.	10,551	232,016
Globe Life, Inc.	4,584	426,770
Goldman Sachs Group, Inc.	16,688	3,847,919
Hartford Financial Services Group, Inc.	16,130	712,946
Huntington Bancshares, Inc.	50,165	605,993
Intercontinental Exchange, Inc.	27,725	2,925,265
Invesco, Ltd.	21,089	342,274
JPMorgan Chase & Co.	149,472	17,619,759
KeyCorp	48,579	751,031
Lincoln National Corp.	9,410	444,340
Loews Corp.	10,012	419,603
M&T Bank Corp.	6,834	796,093

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Security Description	Shares	Value
MarketAxess Holdings, Inc.	1,900	$1,024,442
Marsh & McLennan Cos., Inc.	24,534	2,812,578
MetLife, Inc.	38,926	1,797,213
Moody's Corp.	8,134	2,296,554
Morgan Stanley	70,261	4,344,238
MSCI, Inc.	3,900	1,596,738
Nasdaq, Inc.	5,825	745,542
Northern Trust Corp.	9,610	894,883
People's United Financial, Inc.	22,434	278,182
PNC Financial Services Group, Inc.	20,342	2,808,620
Principal Financial Group, Inc.	12,326	613,712
Progressive Corp.	28,152	2,452,321
Prudential Financial, Inc.	19,937	1,507,636
Raymond James Financial, Inc.	5,800	527,510
Regions Financial Corp.	47,343	722,928
S&P Global, Inc.	11,798	4,150,300
State Street Corp. (c)	17,747	1,250,809
SVB Financial Group (a)	2,300	793,178
Synchrony Financial	28,871	879,699
T Rowe Price Group, Inc.	11,520	1,652,083
Travelers Cos., Inc.	12,798	1,659,261
Truist Financial Corp.	64,798	3,007,923
Unum Group	9,624	213,942
US Bancorp	65,830	2,844,514
Wells Fargo & Co.	202,146	5,528,693
Willis Towers Watson PLC	9,728	2,025,272
WR Berkley Corp.	7,000	455,910
Zions Bancorp NA	8,658	334,112
		153,192,112
HEALTH CARE — 13.5%
Abbott Laboratories	87,449	9,463,731
AbbVie, Inc.	86,152	9,009,776
ABIOMED, Inc. (a)	2,200	603,020
Agilent Technologies, Inc.	15,575	1,820,717
Alexion Pharmaceuticals, Inc. (a)	11,127	1,358,718
Align Technology, Inc. (a)	3,600	1,732,644
AmerisourceBergen Corp.	6,752	696,199
Amgen, Inc.	28,591	6,348,346
Anthem, Inc.	12,319	3,837,615
Baxter International, Inc.	25,770	1,960,324
Becton Dickinson and Co.	14,277	3,352,811
Biogen, Inc. (a)	7,747	1,860,597
Bio-Rad Laboratories, Inc. Class A (a)	900	484,650
Boston Scientific Corp. (a)	68,577	2,273,327
Bristol-Myers Squibb Co.	109,877	6,856,325
Cardinal Health, Inc.	13,024	710,980
Catalent, Inc. (a)	8,300	797,962
Centene Corp. (a)	29,278	1,804,989
Cerner Corp.	15,263	1,142,283
Cigna Corp.	17,884	3,740,260
Security Description	Shares	Value
Cooper Cos., Inc.	2,300	$771,006
CVS Health Corp.	63,933	4,334,018
Danaher Corp.	30,678	6,891,199
DaVita, Inc. (a)	2,972	326,474
DENTSPLY SIRONA, Inc.	10,866	552,971
DexCom, Inc. (a)	4,700	1,502,496
Edwards Lifesciences Corp. (a)	31,370	2,631,629
Eli Lilly & Co.	39,062	5,689,380
Gilead Sciences, Inc.	61,246	3,715,795
HCA Healthcare, Inc.	13,300	1,996,463
Henry Schein, Inc. (a)	7,100	456,601
Hologic, Inc. (a)	12,900	891,777
Humana, Inc.	6,417	2,570,137
IDEXX Laboratories, Inc. (a)	4,300	1,982,214
Illumina, Inc. (a)	7,400	2,383,466
Incyte Corp. (a)	9,000	760,860
Intuitive Surgical, Inc. (a)	5,756	4,179,144
IQVIA Holdings, Inc. (a)	9,000	1,520,910
Johnson & Johnson	129,241	18,698,588
Laboratory Corp. of America Holdings (a)	4,847	968,624
McKesson Corp.	8,129	1,462,488
Medtronic PLC	65,604	7,459,175
Merck & Co., Inc.	124,998	10,048,589
Mettler-Toledo International, Inc. (a)	1,200	1,380,048
PerkinElmer, Inc.	5,032	669,256
Perrigo Co. PLC	6,714	323,749
Pfizer, Inc.	274,548	10,517,934
Quest Diagnostics, Inc.	7,158	887,449
Regeneron Pharmaceuticals, Inc. (a)	5,158	2,661,683
ResMed, Inc.	7,300	1,530,080
STERIS PLC	4,200	814,002
Stryker Corp.	15,795	3,686,553
Teleflex, Inc.	2,200	842,050
Thermo Fisher Scientific, Inc.	19,512	9,072,690
UnitedHealth Group, Inc.	46,622	15,680,843
Universal Health Services, Inc. Class B	3,200	417,856
Varian Medical Systems, Inc. (a)	4,831	840,497
Vertex Pharmaceuticals, Inc. (a)	12,448	2,835,032
Viatris, Inc. (a)	55,572	934,721
Waters Corp. (a)	3,115	722,711
West Pharmaceutical Services, Inc.	3,700	1,018,092
Zimmer Biomet Holdings, Inc.	10,427	1,554,874
Zoetis, Inc.	23,228	3,725,307
		201,764,705
INDUSTRIALS — 8.6%
3M Co.	28,343	4,895,686
A.O. Smith Corp.	6,500	366,015
Alaska Air Group, Inc.	5,900	300,723

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Security Description	Shares	Value
Allegion PLC	4,537	$517,399
American Airlines Group, Inc.	24,400	344,772
AMETEK, Inc.	11,501	1,363,214
Boeing Co.	26,224	5,525,659
C.H. Robinson Worldwide, Inc. (b)	7,282	684,290
Carrier Global Corp.	40,979	1,560,071
Caterpillar, Inc.	26,455	4,592,323
Cintas Corp.	4,422	1,571,137
Copart, Inc. (a)	10,400	1,200,680
CSX Corp.	37,059	3,337,163
Cummins, Inc.	7,444	1,720,829
Deere & Co.	15,254	3,990,751
Delta Air Lines, Inc.	28,466	1,145,756
Dover Corp.	7,645	932,919
Eaton Corp. PLC	20,199	2,446,301
Emerson Electric Co.	30,269	2,325,265
Equifax, Inc.	6,095	1,017,255
Expeditors International of Washington, Inc.	8,344	745,703
Fastenal Co.	28,884	1,428,314
FedEx Corp.	11,650	3,338,657
Flowserve Corp.	6,255	213,170
Fortive Corp.	15,381	1,078,670
Fortune Brands Home & Security, Inc.	6,200	517,700
General Dynamics Corp.	11,789	1,760,687
General Electric Co.	424,649	4,322,927
Honeywell International, Inc.	34,103	6,954,284
Howmet Aerospace, Inc.	21,763	510,560
Huntington Ingalls Industries, Inc.	2,200	352,418
IDEX Corp.	3,400	656,710
IHS Markit, Ltd.	18,800	1,869,848
Illinois Tool Works, Inc.	13,871	2,928,029
Ingersoll Rand, Inc. (a)	17,591	778,754
Jacobs Engineering Group, Inc.	6,457	696,323
JB Hunt Transport Services, Inc.	4,200	568,176
Johnson Controls International PLC	37,593	1,730,782
Kansas City Southern	4,904	912,978
L3Harris Technologies, Inc.	10,912	2,094,995
Lockheed Martin Corp.	12,090	4,412,850
Masco Corp.	13,139	705,170
Nielsen Holdings PLC	17,175	277,720
Norfolk Southern Corp.	12,368	2,931,463
Northrop Grumman Corp.	7,386	2,232,492
Old Dominion Freight Line, Inc.	4,400	894,784
Otis Worldwide Corp.	20,489	1,371,534
PACCAR, Inc.	17,435	1,517,891
Parker-Hannifin Corp.	6,514	1,740,932
Pentair PLC	9,491	491,824
Quanta Services, Inc.	6,693	457,400
Raytheon Technologies Corp.	74,752	5,361,213
Security Description	Shares	Value
Republic Services, Inc.	10,514	$1,016,914
Robert Half International, Inc.	4,374	280,723
Rockwell Automation, Inc.	5,879	1,502,437
Rollins, Inc.	6,950	397,401
Roper Technologies, Inc.	4,935	2,107,245
Snap-on, Inc.	2,872	505,041
Southwest Airlines Co.	26,927	1,247,797
Stanley Black & Decker, Inc.	7,750	1,428,402
Teledyne Technologies, Inc. (a)	1,800	680,292
Textron, Inc.	11,906	536,961
Trane Technologies PLC	12,116	1,771,844
TransDigm Group, Inc.	2,500	1,447,975
Union Pacific Corp.	33,038	6,742,395
United Airlines Holdings, Inc. (a)	12,400	558,620
United Parcel Service, Inc. Class B	34,955	5,979,752
United Rentals, Inc. (a)	3,200	726,336
Verisk Analytics, Inc.	8,200	1,626,142
W.W. Grainger, Inc.	2,212	925,280
Waste Management, Inc.	18,504	2,204,381
Westinghouse Air Brake Technologies Corp.	8,982	658,381
Xylem, Inc.	9,034	866,993
		128,904,478
INFORMATION TECHNOLOGY — 27.1%
Accenture PLC Class A	31,082	7,742,215
Adobe, Inc. (a)	23,513	11,250,265
Advanced Micro Devices, Inc. (a)	57,900	5,365,014
Akamai Technologies, Inc. (a)	7,534	779,844
Amphenol Corp. Class A	14,980	1,959,534
Analog Devices, Inc.	12,569	1,748,097
ANSYS, Inc. (a)	4,300	1,453,658
Apple, Inc.	789,356	93,972,832
Applied Materials, Inc.	44,353	3,658,235
Arista Networks, Inc. (a)	2,700	730,890
Autodesk, Inc. (a)	10,470	2,934,008
Automatic Data Processing, Inc.	20,765	3,610,618
Broadcom, Inc.	19,935	8,005,497
Broadridge Financial Solutions, Inc.	5,200	763,776
Cadence Design Systems, Inc. (a)	14,100	1,639,830
CDW Corp.	6,600	861,234
Cisco Systems, Inc.	206,729	8,893,482
Citrix Systems, Inc.	5,778	716,010
Cognizant Technology Solutions Corp. Class A	27,327	2,135,059
Corning, Inc.	35,350	1,322,797
DXC Technology Co.	15,691	343,790
F5 Networks, Inc. (a)	2,959	481,755

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Security Description	Shares	Value
Fidelity National Information Services, Inc.	30,386	$4,509,586
Fiserv, Inc. (a)	27,084	3,119,535
FleetCor Technologies, Inc. (a)	3,900	1,034,319
FLIR Systems, Inc.	4,639	177,395
Fortinet, Inc. (a)	6,700	825,641
Gartner, Inc. (a)	3,900	592,800
Global Payments, Inc.	14,318	2,794,730
Hewlett Packard Enterprise Co.	63,963	706,152
HP, Inc.	64,963	1,424,639
Intel Corp.	209,420	10,125,457
International Business Machines Corp.	43,947	5,428,333
Intuit, Inc.	12,826	4,515,009
IPG Photonics Corp. (a)	1,400	289,814
Jack Henry & Associates, Inc.	4,100	659,526
Juniper Networks, Inc.	16,444	357,986
Keysight Technologies, Inc. (a)	9,400	1,128,376
KLA Corp.	7,873	1,983,760
Lam Research Corp.	6,981	3,160,019
Leidos Holdings, Inc.	7,200	725,040
Mastercard, Inc. Class A	43,249	14,553,721
Maxim Integrated Products, Inc.	23,824	1,978,345
Microchip Technology, Inc.	12,406	1,667,242
Micron Technology, Inc. (a)	53,428	3,424,201
Microsoft Corp.	371,477	79,522,081
Motorola Solutions, Inc.	8,528	1,462,808
NetApp, Inc.	10,943	583,371
NortonLifeLock, Inc.	27,003	492,265
NVIDIA Corp.	30,312	16,249,051
Oracle Corp.	94,970	5,481,668
Paychex, Inc.	16,031	1,493,288
Paycom Software, Inc. (a)	2,200	917,576
PayPal Holdings, Inc. (a)	57,258	12,260,083
Qorvo, Inc. (a)	6,100	955,748
QUALCOMM, Inc.	54,885	8,077,425
salesforce.com, Inc. (a)	44,505	10,939,329
Seagate Technology PLC	12,076	710,190
ServiceNow, Inc. (a)	9,400	5,024,770
Skyworks Solutions, Inc.	8,400	1,185,828
Synopsys, Inc. (a)	7,600	1,729,000
TE Connectivity, Ltd.	16,649	1,897,487
Teradyne, Inc.	8,400	926,856
Texas Instruments, Inc.	44,706	7,208,843
Tyler Technologies, Inc. (a)	2,000	855,200
VeriSign, Inc. (a)	5,120	1,027,686
Visa, Inc. Class A	82,740	17,404,359
Vontier Corp. (a)	6,152	204,062
Western Digital Corp.	14,906	668,981
Western Union Co.	22,040	497,222
Xerox Holdings Corp.	10,023	219,403
Xilinx, Inc.	11,542	1,679,938
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	2,700	$1,021,734
		406,246,318
MATERIALS — 2.7%
Air Products & Chemicals, Inc.	10,707	2,999,459
Albemarle Corp.	5,300	720,641
Amcor PLC	78,930	894,277
Avery Dennison Corp.	3,618	540,312
Ball Corp.	16,416	1,576,100
Celanese Corp.	5,800	750,114
CF Industries Holdings, Inc.	10,430	389,039
Corteva, Inc.	37,677	1,443,783
Dow, Inc.	37,410	1,983,104
DuPont de Nemours, Inc.	37,177	2,358,509
Eastman Chemical Co.	6,872	669,333
Ecolab, Inc.	12,489	2,774,431
FMC Corp.	7,022	814,622
Freeport-McMoRan, Inc.	73,064	1,708,967
International Flavors & Fragrances, Inc.	5,280	591,888
International Paper Co.	19,608	970,204
Linde PLC	25,529	6,546,146
LyondellBasell Industries NV Class A	12,022	1,023,072
Martin Marietta Materials, Inc.	2,855	758,374
Mosaic Co.	13,716	301,203
Newmont Corp.	38,473	2,262,982
Nucor Corp.	15,006	805,822
Packaging Corp. of America	4,800	624,000
PPG Industries, Inc.	11,888	1,744,802
Sealed Air Corp.	7,569	341,059
Sherwin-Williams Co.	4,087	3,055,564
Vulcan Materials Co.	6,190	864,434
Westrock Co.	13,348	563,419
		40,075,660
REAL ESTATE — 2.5%
Alexandria Real Estate Equities, Inc. REIT	5,500	900,515
American Tower Corp. REIT	21,982	5,082,239
Apartment Investment and Management Co. Class A, REIT	9,066	275,153
AvalonBay Communities, Inc. REIT	7,129	1,187,620
Boston Properties, Inc. REIT	7,221	708,813
CBRE Group, Inc. Class A (a)	16,908	1,033,755
Crown Castle International Corp. REIT	20,242	3,391,952
Digital Realty Trust, Inc. REIT	13,600	1,832,600
Duke Realty Corp. REIT	19,900	757,394
Equinix, Inc. REIT	4,338	3,027,013
Equity Residential REIT	17,538	1,015,801
Essex Property Trust, Inc. REIT	2,955	726,575

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

Security Description	Shares	Value
Extra Space Storage, Inc. REIT	6,400	$721,472
Federal Realty Investment Trust REIT	3,400	296,548
Healthpeak Properties, Inc. REIT	26,877	775,670
Host Hotels & Resorts, Inc. REIT	39,259	550,804
Iron Mountain, Inc. REIT (b)	14,174	389,785
Kimco Realty Corp. REIT	23,116	333,795
Mid-America Apartment Communities, Inc. REIT	6,000	756,960
Prologis, Inc. REIT	36,245	3,626,312
Public Storage REIT	7,252	1,627,784
Realty Income Corp. REIT	17,300	1,037,481
Regency Centers Corp. REIT	8,299	378,269
SBA Communications Corp. REIT	5,600	1,608,208
Simon Property Group, Inc. REIT	15,335	1,266,211
SL Green Realty Corp. REIT (b)	4,600	266,340
UDR, Inc. REIT	14,600	561,662
Ventas, Inc. REIT	18,803	900,852
Vornado Realty Trust REIT	7,646	297,506
Welltower, Inc. REIT	21,081	1,327,681
Weyerhaeuser Co. REIT	37,498	1,088,942
		37,751,712
UTILITIES — 2.9%
AES Corp.	35,559	726,826
Alliant Energy Corp.	12,400	652,240
Ameren Corp.	12,356	961,050
American Electric Power Co., Inc.	25,043	2,125,900
American Water Works Co., Inc.	9,100	1,395,758
Atmos Energy Corp.	6,100	584,929
CenterPoint Energy, Inc.	27,035	626,942
CMS Energy Corp.	14,501	892,392
Consolidated Edison, Inc.	15,900	1,212,375
Dominion Energy, Inc.	40,924	3,212,125
DTE Energy Co.	9,739	1,225,264
Duke Energy Corp.	35,791	3,316,394
Edison International	19,005	1,166,147
Entergy Corp.	10,100	1,099,385
Evergy, Inc.	11,599	642,701
Eversource Energy	16,943	1,482,682
Exelon Corp.	49,259	2,023,067
FirstEnergy Corp.	28,829	765,698
NextEra Energy, Inc.	95,528	7,029,905
Security Description	Shares	Value
NiSource, Inc.	18,878	$456,848
NRG Energy, Inc.	13,698	448,609
Pinnacle West Capital Corp.	4,756	389,279
PPL Corp.	38,656	1,098,603
Public Service Enterprise Group, Inc.	25,536	1,488,238
Sempra Energy	13,724	1,749,535
Southern Co.	51,184	3,063,362
WEC Energy Group, Inc.	15,887	1,508,471
Xcel Energy, Inc.	26,500	1,785,040
		43,129,765
TOTAL COMMON STOCKS (Cost $330,377,385)		1,475,791,611

SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.06% (d) (e)	20,159,418	20,159,418
State Street Navigator Securities Lending Portfolio II (c) (f)	1,074,915	1,074,915
TOTAL SHORT-TERM INVESTMENTS (Cost $21,234,333)		21,234,333
TOTAL INVESTMENTS — 99.9% (Cost $351,611,718)		1,497,025,944
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		955,584
NET ASSETS — 100.0%		$1,497,981,528
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended November 30, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2020.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2020 (Unaudited)

At November 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	118	12/18/2020	$20,569,775	$21,376,880	$807,105
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,475,791,611	$—	$—	$1,475,791,611
Short-Term Investments	21,234,333	—	—	21,234,333
TOTAL INVESTMENTS	$1,497,025,944	$—	$—	$1,497,025,944
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	807,105	—	—	807,105
TOTAL OTHER FINANCIAL INSTRUMENTS:	$807,105	$—	$—	$807,105
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,497,833,049	$—	$—	$1,497,833,049
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/20	Value at 8/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/20	Value at 11/30/20	Dividend Income
State Street Corp.	20,147	$1,371,809	$—	$165,080	$91,530	$(47,450)	17,747	$1,250,809	$9,228
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,765,914	5,765,914	64,986,035	50,592,531	—	—	20,159,418	20,159,418	1,707
State Street Navigator Securities Lending Portfolio II	1,303,868	1,303,868	3,242,164	3,471,117	—	—	1,074,915	1,074,915	1,818
Total		$8,441,591	$68,228,199	$54,228,728	$91,530	$(47,450)		$22,485,142	$12,753
See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments
November 30, 2020 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments  (continued)
November 30, 2020 (Unaudited)

The value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020 is disclosed in the Fund’s Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended November 30, 2020, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2020, are disclosed in the Fund's Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.